Stock-Based Compensation - Narrative (Details) $ in Thousands	12 Months Ended		27 Months Ended
	Dec. 31, 2022 USD ($) plan shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2022 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock incentive plan | plan	2
Stock-based compensation expense	$ 6,439	$ 13,020
Unvested restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost not yet recognized, period of recognition	1 year 4 months 28 days
RSU compensation cost not yet recognized	$ 11,493		$ 11,493
Fair value of vested RSUs	$ 1,409
2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted (in shares) | shares	0		0
Shares exercised, intrinsic value	$ 216	$ 6,642
Compensation cost not yet recognized	$ 18		$ 18
2014 Plan | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost not yet recognized, period of recognition	1 year 5 months 15 days
2014 Plan | Minimum | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 year
2014 Plan | Maximum | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
2014 Plan | Nonemployee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted (in shares) | shares	0	0
2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted (in shares) | shares	0
Compensation cost not yet recognized	$ 1,003		$ 1,003
Shares available for grant (in shares) | shares	1,728,256		1,728,256
2021 Plan | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost not yet recognized, period of recognition	1 year 10 months 17 days
2021 Plan | Minimum | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 year
2021 Plan | Maximum | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years